Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
See Notes to Schedule of Investments.
Share
Amount Value
Common Stock (96.6%)
(a)
Consumer Discretionary ( 12.0% )
General Motors Co. 676,420 $ 24,811,086
Lennar Corp., Class A 273,135 28,709,220
PVH Corp. 346,730 30,914,447
Victoria's Secret & Co.
(b)
649,830 22,191,694
106,626,447
Consumer Staples ( 4.2% )
Conagra Brands, Inc. 525,980 19,755,809
The Kraft Heinz Co. 453,915 17,552,893
37,308,702
Energy ( 7.6% )
Baker Hughes Co. 715,910 20,661,163
Kinder Morgan, Inc. 1,296,885 22,708,456
TotalEnergies SE, ADR 406,930 24,029,216
67,398,835
Financials ( 9.8% )
Berkshire Hathaway, Inc., Class B
(b)
97,575 30,128,233
Capital One Financial Corp. 285,075 27,412,812
Wells Fargo & Co. 777,185 29,051,175
86,592,220
Health Care ( 21.7% )
Avantor , Inc.
(b)
1,252,855 26,485,355
Cardinal Health, Inc. 333,835 25,204,542
Centene Corp.
(b)
278,305 17,591,659
GE HealthCare Technologies, Inc.
(b)
323,330 26,522,760
Hologic , Inc.
(b)
214,430 17,304,501
Merck & Co., Inc. 204,445 21,750,903
Organon & Co. 1,069,640 25,157,933
Pfizer, Inc. 799,530 32,620,824
192,638,477
Industrials ( 11.4% )
FedEx Corp. 91,005 20,793,733
Huntington Ingalls Industries, Inc. 111,445 23,071,344
PACCAR, Inc. 251,017 18,374,444

Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2023
See Notes to Schedule of Investments.
Share
Amount Value
Industrials (11.4%) (continued)
Robert Half International, Inc. 235,360 $ 18,962,955
The Boeing Co.
(b)
95,330 20,250,952
101,453,428
Information Technology ( 20.9% )
Applied Materials, Inc. 183,220 22,504,913
Cisco Systems, Inc. 339,905 17,768,534
Flex, Ltd.
(b)
1,608,520 37,012,045
Lam Research Corp. 40,285 21,355,884
Micron Technology, Inc. 277,060 16,717,800
NXP Semiconductors NV 176,730 32,955,727
Oracle Corp. 394,035 36,613,732
184,928,635
Materials ( 2.5% )
Cleveland-Cliffs, Inc.
(b)
1,187,415 21,765,317
Utilities ( 6.5% )
Constellation Energy Corp. 281,500 22,097,750
Vistra Corp. 1,462,860 35,108,640
57,206,390
Total Common Stock (96.6%) (cost $721,484,379) 855,918,451
Short-Term Investment ( 3.2% )
Money Market Fund (3.2%)
First American Government Obligations Fund, Class X, 4.65%
(c)
28,813,933 28,813,933
Total Short-Term Investment (3.2%) (cost $28,813,933) 28 , 813 , 933
Investments, at value (99.8%) (cost $750,298,312) $ 884,732,384
Other Assets Less Liabilities (0.2%) 1,670,315
Net Assets (100.0%) $ 886,402,699

See Notes to Schedule of Investments.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
March 31, 2023
(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) Percentage disclosed reflects the money market fund’s class X shares 7-day yield as of March 31, 2023.
ADR American Depositary Receipt

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
1. Organization
Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”).
The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in Financial
Accounting Standards Codification 946 — Financial Services — Investment Companies.
The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional
Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.
Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.
2. Significant Accounting Policies
This schedule of investments is prepared in accordance with accounting principles generally accepted in the United States of
America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.
The following represents the significant accounting policies of the Fund:
a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated Quotation
system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).
Pursuant to Rule 2a-5 under the Investment Company Act, the Board has designated Sound Shore Management, Inc. (the
"Adviser"), as the Fund's valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2023
unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs pursuant to its fair valuation procedures if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Adviser the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a
NAV different from one determined by using market quotations.
Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the Adviser’s fair valuation procedures. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of March 31, 2023:

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
March 31, 2023
At March 31, 2023 , all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.
b. Security Transactions
Security transactions are recorded on a trade date basis.
3. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the schedule of investments as of the date the schedule of investments were issued.
Security Type Level 1 Level 2 Level 3
Total
Investments
in Securities
Common Stock $ 855,918,451 $ – $ – $ 855,918,451
Money Market Fund 28,813,933 – – 28,813,933
Total Investments $ 884,732,384 $ – $ – $ 884,732,384